Income Tax (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Income Tax Provision During Period
The income tax provision for the period from February 28, 2019 (inception) through December 31, 2019 consists of the following:

Federal
Current	$373,079
Deferred	—

State
Current	$—
Deferred	—
Change in valuation allowance	—
Income tax provision	$373,079

Reconciliation of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Income tax provision	21.0%